SUPPLEMENT DATED FEBRUARY 27, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

Large-Cap Growth Portfolio – The Management subsection is deleted and replaced with the following:

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – BlackRock Investment Management, LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Lawrence G. Kemp, CFA, Managing Director	Since 2013
Phil Ruvinsky, Managing Director	Since 2020

Small-Cap Equity Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table for Franklin Mutual Advisers, LLC is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Steven B. Raineri, Portfolio Manager	Since 2012
Christopher M. Meeker, CFA, Portfolio Manager	Since 2015
Nicholas A. Karzon, CFA, Assistant Portfolio Manager	Since 2019

Small-Cap Value Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
James MacGregor, CFA, Chief Investment Officer	Since 2014
Erik Turenchalk, CFA, Portfolio Manager	Since 2020

Emerging Markets Portfolio – In the Principal Investment Strategies subsection, the following is added to the end of the second paragraph.

The Fund may invest directly in certain eligible China A shares.

In addition, the following is added alphabetically to the Principal Risks subsection:

•                 China Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving China, the Fund may be impacted by social, economic and political conditions impacting China, including international relations with other nations, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

Portfolio Optimization Growth Portfolio – The following is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                  Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the issuer’s stock and lower performance for the Underlying Fund.

Portfolio Optimization Aggressive-Growth Portfolio – The following is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                  Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the issuer’s stock and lower performance for the Underlying Fund.

•                  Non-Diversification Risk: In order to track the composition of an Underlying Fund’s benchmark index for an Underlying Fund that is an index fund, such Underlying Fund’s total assets may be invested in multiple issuers each representing more than 5% of an Underlying Fund’s total assets. As a result, an Underlying Fund may become non-diversified under the 1940 Act, although it may continue to hold multiple stocks across various sectors. An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the Underlying Fund’s price volatility and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Underlying Fund from being managed as though it were a diversified fund.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Emerging Markets Portfolio – In the Principal Investment Strategies subsection, the following is added after the second sentence in the second paragraph.

The Fund expects to be invested in issuers that are associated with China, including China A shares.

The following risk is added alphabetically to the Principal Risks subsection:

•            China Risk

Portfolio Optimization Growth Portfolio – The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•                  Dividend-Oriented Companies Risk

Portfolio Optimization Aggressive-Growth Portfolio – The following risks are added to the Principal Risks from Holdings in Underlying Funds subsection:

•                  Dividend-Oriented Companies Risk

•                  Non-Diversification Risk

In the Additional Information About Principal Risks subsection, the following is added alphabetically:

•                  China Risk: A Fund that has principal exposure to investments (both directly and indirectly) involving the People’s Republic of China may be impacted by social, economic and political conditions impacting China, including international relations with other nations, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

The Chinese government exercises significant control over China’s economy. Risks associated with investing in companies located or operating in China include nationalization, expropriation, and confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts and social unrest or confrontations (internally or with other countries); inflation, currency fluctuations and fluctuations in interest rates that may have negative effects on the economy and securities markets of China; pricing anomalies resulting from governmental influence; a lack of publicly available information and/or political and social instability; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Changes in applicable Chinese tax law could impact the profits of the Fund, directly or indirectly. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for a Fund.

Export growth continues to be a major driver of China’s rapid economic growth. A reduction in spending on Chinese products and services, strained international relations including the institution of tariffs or other trade barriers (including heightened trade tensions between China and the United States), a heightened sensitivity to global trade, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy which in turn could impact the Chinese holdings of a Fund.

Certain securities issued by companies located or operating in China, such as “China A-shares” that trade on one of the Chinese stock exchanges, are subject to trading restrictions, quota limitations, and clearing and settlement risks, which may make direct investments in China impractical or impossible.

Disclosure Changes to the About Management section

In the table for AllianceBernstein L.P., information regarding Shri Singhvi is deleted and the following is added to the subsection for the Small-Cap Value Portfolio:

Erik Turenchalk, CFA

Portfolio Manager of AB’s US small and mid-cap equities since January 2020, senior research analyst from 2012 to 2019, and global industrial sector leader from 2017 to 2019. Mr. Turenchalk began his investment career in 1999 and has a BS from the University of Connecticut.

In the table for BlackRock Investment Management, LLC, the following is added to the subsection for the Large-Cap Growth Portfolio:

Phil Ruvinsky

Managing Director at BlackRock since 2019 and Director from 2013 to 2018. Mr. Ruvinsky began his investment career in 2002 and has a BA from the University of Texas and an MBA from Columbia Business School.

In the table for Franklin Mutual Advisers, LLC, the following is added to the subsection for the Small-Cap Equity Portfolio:

Nicholas A. Karzon, CFA	Assistant Portfolio Manager of Franklin’s small-cap value strategy since 2019 and research analyst since 2014. Mr. Karzon began his investment career in 2009 and has a BA from Yale University.

Form No. 15-50391-00

PSFSUP0220

SUPPLEMENT DATED FEBRUARY 27, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

PD Aggregate Bond Index Portfolio – In the Management subsection, information regarding Michael Brunell and Nicholas Fischer is deleted.

PD Emerging Markets Portfolio – In the Principal Investment Strategies subsection, the following is added to the end of the first paragraph:

Depending on market movement and other factors, the Fund may invest over 25% of its assets in issuers that are associated with China.

The following is added alphabetically to the Principal Risks subsection:

•                 China Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving China, the Fund may be impacted by social, economic and political conditions impacting China, including international relations with other nations, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

PD Emerging Markets Portfolio – In the Principal Investment Strategies subsection, the following is added after the first sentence in the second paragraph.

Depending on market movement and other factors, the Fund may invest over 25% of its assets in issuers that are associated with China.

The following risk is added alphabetically to the Principal Risks subsection:

•              China Risk

In the Additional Information About Principal Risks subsection, the following risk is added alphabetically:

•                  China Risk: A Fund that has principal exposure to investments (both directly and indirectly) involving the People’s Republic of China may be impacted by social, economic and political conditions impacting China, including international relations with other nations, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

The Chinese government exercises significant control over China’s economy. Risks associated with investing in companies located or operating in China include nationalization, expropriation, and confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts and social unrest or confrontations (internally or with other countries); inflation, currency fluctuations and fluctuations in interest rates that may have negative effects on the economy and securities markets of China; pricing anomalies resulting from governmental influence; a lack of publicly available information and/or political and social instability; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Changes in applicable Chinese tax law could impact the profits of the Fund, directly or indirectly. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for a Fund.

Export growth continues to be a major driver of China’s rapid economic growth. A reduction in spending on Chinese products and services, strained international relations including the institution of tariffs or other trade barriers (including heightened trade tensions between China and the United States), a heightened sensitivity to global trade, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy which in turn could impact the Chinese holdings of a Fund.

Certain securities issued by companies located or operating in China, such as “China A-shares” that trade on one of the Chinese stock exchanges, are subject to trading restrictions, quota limitations, and clearing and settlement risks, which may make direct investments in China impractical or impossible.

Disclosure Changes to the About Management section

In the table for SSGA Funds Management, Inc., information regarding Michael Brunell and Nicholas Fischer is deleted from the subsection for the PD Aggregate Bond Index Portfolio.

Form No. 15-50392-00

PSFCPSUP0220

SUPPLEMENT DATED FEBRUARY 27, 2020

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 19, 2019 FOR THE

INTERNATIONAL EQUITY INCOME PORTFOLIO

AND DATED MAY 1, 2019 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated December 19, 2019 for the International Equity Income Portfolio and dated May 1, 2019 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under AB’s portion of the table, all information regarding Shri Singhvi is deleted and the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
AB
Erik Turenchalk[2]
Registered Investment Companies	28	$7,074,516,633	None	N/A
Other Pooled Investment Vehicles	36	$869,815,310	None	N/A
Other Accounts	55	$2,894,255,317	None	N/A

2 Other Accounts Managed information as of December 31, 2019.

Also in the Other Accounts Managed section, under BlackRock’s portion of the table, the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed		Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
BlackRock
Phil Ruvinsky[2]
Registered Investment Companies	12		$21,542,717,548	None	N/A
Other Pooled Investment Vehicles	3		$2,008,522,591	None	N/A
Other Accounts	None	$	None	None	N/A

2 Other Accounts Managed information as of December 31, 2019.

Also in the Other Accounts Managed section, under Franklin’s portion of the table, the following information is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed		Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Franklin
Nicholas A. Karzon[2]
Registered Investment Companies	4		$4,275,874,813	None	N/A
Other Pooled Investment Vehicles	None	$	None	None	N/A
Other Accounts	None	$	None	None	N/A

2 Other Accounts Managed information as of December 31, 2019.

In the Other Accounts Managed section, under SSGA FM’s portion of the table, all information regarding Nicholas Fischer is deleted.

Form No. 15-50393-00

PSFSAI0220